Operating expenses - Disclosure of sales and marketing expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 250,626	€ 185,433	€ 131,997
Sales and marketing expenses
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	3,347	2,323	1,710
Consulting and professional fees	1,623	2,699	4,012
Other sales and marketing expenses	224	932	709
Operating expenses	€ 5,194	€ 5,954	€ 6,431